Property, plant and equipment - Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 22, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		$ 1,769,665
Acquisitions		447,647
Acquisitions through business combinations		927,449
Disposals and cancellations		(139,344)
Depreciation charges		(80,529)
Transfer to assets held for sale		(182,806)
Transfers		0
Exit from the consolidation scope		(1,321)
Translation differences		(456)
Property, plant and equipment at end of period		2,740,305
Contractual commitments for acquisition of property, plant and equipment		2,693,772	$ 623,800
2024
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		636,533
2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		874,853
2026
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		1,014,989
2027
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		167,398
Container vessels
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		143,373
Container vessels | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		90,802
Container vessels | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		15,009
Container vessels | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		37,562
Container vessels | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		0
Chemical tankers
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		214,272
Chemical tankers | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		68,972
Chemical tankers | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		47,200
Chemical tankers | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		98,100
Chemical tankers | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		0
CSOVs
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		264,725
CSOVs | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		35,646
CSOVs | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		143,853
CSOVs | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		60,499
CSOVs | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		24,728
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		1,629,570
Acquisitions		41,582
Acquisitions through business combinations		425,564
Disposals and cancellations		(108,749)
Depreciation charges		(77,916)
Transfer to assets held for sale		(182,806)
Transfers		308,470
Exit from the consolidation scope		0
Translation differences		(108)
Property, plant and equipment at end of period		2,035,607
Vessels under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		106,513
Acquisitions		402,988
Acquisitions through business combinations		477,565
Disposals and cancellations		0
Depreciation charges		0
Transfer to assets held for sale		0
Transfers		(308,470)
Exit from the consolidation scope		0
Translation differences		(98)
Property, plant and equipment at end of period		678,498
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		32,937
Acquisitions		0
Acquisitions through business combinations		1,431
Disposals and cancellations	$ (30,000)	(30,000)
Depreciation charges		(955)
Transfer to assets held for sale		0
Transfers		0
Exit from the consolidation scope		(1,184)
Translation differences		(25)
Property, plant and equipment at end of period		2,204
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		645
Acquisitions		1,243
Acquisitions through business combinations		22,219
Disposals and cancellations		0
Depreciation charges		(1,658)
Transfer to assets held for sale		0
Transfers		0
Exit from the consolidation scope		(137)
Translation differences		(202)
Property, plant and equipment at end of period		22,110
Pre-payments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		0
Acquisitions		1,834
Acquisitions through business combinations		670
Disposals and cancellations		(595)
Depreciation charges		0
Transfer to assets held for sale		0
Transfers		0
Exit from the consolidation scope		0
Translation differences		(23)
Property, plant and equipment at end of period		1,886
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		3,433,410
Property, plant and equipment at end of period		4,243,933
Cost | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		3,265,939
Property, plant and equipment at end of period		3,528,029
Cost | Vessels under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		106,513
Property, plant and equipment at end of period		678,498
Cost | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		56,241
Property, plant and equipment at end of period		5,340
Cost | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		4,717
Property, plant and equipment at end of period		30,180
Cost | Pre-payments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		0
Property, plant and equipment at end of period		1,886
Depreciation & impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(1,663,745)
Property, plant and equipment at end of period		(1,503,628)
Depreciation & impairment losses | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(1,636,369)
Property, plant and equipment at end of period		(1,492,422)
Depreciation & impairment losses | Vessels under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		0
Property, plant and equipment at end of period		0
Depreciation & impairment losses | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(23,304)
Property, plant and equipment at end of period		(3,136)
Depreciation & impairment losses | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(4,072)
Property, plant and equipment at end of period		(8,070)
Depreciation & impairment losses | Pre-payments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		0
Property, plant and equipment at end of period		$ 0